Financial - risk management objectives and policies - Credit risk exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Trade receivables	$ 226,112	$ 168,714
Trade receivables	204,096	146,701
Other receivables	182,137	115,696
Other Receivables	172,131	105,607
Expected credit loss	(32,022)	(32,102)
Total trade and other receivables	376,227	252,308
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	15,016	29,078
Other receivables	43,311	49,895
Other Receivables	41,927	48,511
Total trade and other receivables	42,610	55,900
Current [member]
Disclosure of credit risk exposure [line items]
Trade receivables	204,096	146,701
Other receivables	125,409	58,584
Expected credit loss	0	0
Total trade and other receivables	329,505	205,285
Current [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables		3,870
Not later than one month [member]
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	42,390	44,773
Expected credit loss	0	0
Total trade and other receivables	42,390	44,773
Not later than one month [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	5,047	564
Later than one month and not later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	0	0
Other receivables	4,332	2,250
Expected credit loss	0	0
Total trade and other receivables	4,332	2,250
Later than one month and not later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	7,976	81
Later than three months [member]
Disclosure of credit risk exposure [line items]
Trade receivables	22,016	22,013
Other receivables	10,006	10,089
Expected credit loss	(32,022)	(32,102)
Total trade and other receivables	0	0
Later than three months [member] | Minera Yanacocha SRL and subsidiary [Member]
Disclosure of credit risk exposure [line items]
Trade receivables	$ 1,993	$ 24,563